Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 85,444	$ 99,829	$ 99,829	$ 69,803	$ 41,854
Investment in fixed deposits	15,907		21,548
Investments in marketable securities and mutual funds	134,493		99,954
Trade receivables	73,872	71,462	71,388
Unbilled revenue	65,295		61,721
Funds held for clients	7,063	10,066	10,066
Prepayments and other assets	5,375		4,410
Other non-current assets	9,308		10,243
Derivative assets	19,081		14,983
Total carrying value	415,838		394,142
Trade payables	17,831	19,703	19,703
Long-term debt (includes current portion)	61,800		89,900
Other employee obligations	63,129		59,346
Provision and accrued expenses	27,619	$ 28,826	28,826
Other liabilities	5,485		13,835
Derivative liabilities	2,403		8,755
Total carrying value	178,267		220,365
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	17,831		19,703
Long-term debt (includes current portion)	61,800		89,900
Other employee obligations	63,129		59,346
Provision and accrued expenses	27,619		28,826
Other liabilities	2,288		2,447
Total carrying value	172,667		200,222
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	3,197		11,388
Derivative liabilities	307		946
Total carrying value	3,504		12,334
Financial liabilities at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	2,096		7,809
Total carrying value	2,096		7,809
Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	17,831		19,703
Long-term debt (includes current portion)	61,800		89,900
Other employee obligations	63,129		59,346
Provision and accrued expenses	27,619		28,826
Other liabilities	5,485		13,835
Derivative liabilities	2,403		8,755
Total carrying value	178,267		220,365
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	85,444		99,829
Investment in fixed deposits	15,907		21,548
Trade receivables	73,872		71,388
Unbilled revenue	65,295		61,721
Funds held for clients	7,063		10,066
Prepayments and other assets	5,375		4,410
Other non-current assets	9,308		10,243
Total carrying value	262,264		279,205
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	134,493		99,954
Derivative assets	2,077		2,212
Total carrying value	136,570		102,166
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	17,004		12,771
Total carrying value	17,004		12,771
Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	85,444		99,829
Investment in fixed deposits	15,907		21,548
Investments in marketable securities and mutual funds	134,493		99,954
Trade receivables	73,872		71,388
Unbilled revenue	65,295		61,721
Funds held for clients	7,063		10,066
Prepayments and other assets	5,375		4,410
Other non-current assets	9,308		10,243
Derivative assets	19,081		14,983
Total carrying value	$ 415,838		$ 394,142